Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	398,034.47
Total Transaction Valuation	2,882,219,157.38
Total Offset Amount	0.00
Net Fee	$ 398,034.47
Offering Table N/A
Offset Table N/A	N/A